Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-based compensation [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model

The fair value of each option grant is estimated on the date of grant using the Black-Scholes model with the following weighted-average assumptions:

Year Ended
December 31, 2013
Expected life (in years)	6.5
Risk-free interest rate	1.41%
Volatility	32%
Dividend yield	0%

Summary of Stock Option Activity Under Stock Option and Incentive Plans

A summary of the status of stock option awards and changes during the year ended December 31, 2013 are presented below:

Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value

Outstanding at December 31, 2012	-	$-
Granted	766,578	$5.00
Exercised	-	$-
Cancelled, expired, or forfeited	-	$-
Outstanding at December 31, 2013	766,578	$5.00	9.80	$574,934
Exercisable at December 31, 2013	31,923	$5.00	9.80	$23,942